Investments in Unconsolidated Real Estate Entities - Balance Sheet and Operating Data (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating data:
Total revenues	$ 30,559	$ 3,417	$ 83,181	$ 11,325
Total operating expenses	52,841	6,075	172,482	18,719
Total other expenses	1,530	27	2	197
Net loss	(6,888)	(3,010)	(106,905)	(8,551)
Balance sheet data:
Real estate assets, net	1,416,553		1,408,483	161,092
Cash and cash equivalents	121,890	$ 7,134	27,169	4,362
Total assets	1,763,020		1,686,890	204,805
Mortgage notes, net	769,061		642,107	70,320
Total liabilities	$ 1,214,517		1,146,221	$ 102,722
Equity Method Investment, Nonconsolidated Investee or Group of Investees | Underlying Stabilized Assets
Operating data:
Total revenues			23,514
Total operating expenses			9,941
Total other expenses			(24,672)
Net loss			(11,099)
Balance sheet data:
Real estate assets, net			440,853
Cash and cash equivalents			6,361
Total assets			452,972
Mortgage notes, net			250,224
Total liabilities			$ 255,768